Note Receivable - Related Party (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accrued interest	$ 118,981		$ 54,150
Interest income	483,555	$ 0
Operating loss carryforwards			43,000,000	$ 33,000,000
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Proceeds from beneficial owner			73,579
Interest Receivable	4,443		17,257	115,937
Accrued interest			54,150	0
Interest income			233,910	0
Operating loss carryforwards			533,000	12,000
Farkas Group Inc [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Proceeds from beneficial owner				$ 73,579
Interest rate				3.00%
Interest Receivable			0	$ 9,796
Interest income			895	$ 1,556
Related Party [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Interest rate				8.00%
Interest Receivable	$ 64,831		54,150
Loan payable			2,585,000
Notes receivable			$ 2,582,675	$ 72,191